Note 2: Summary of Significant Accounting Practices: Schedule of Plant, Property and Equipment (Details) (USD $)	Nov. 30, 2013	May 31, 2013
Details
Work in Progress-Intangible	$ 942,250	$ 694,035
Work in Progress-Tangible		140,965
Rights (leases)		107,250
Subtotal		942,250
Depletion	942,250	0
Depreciation		0
Net Plant - Oil Wells, End of period		$ 942,250